Plan Investment Assets for Gratuity Funds and the Pension Fund Measured at Fair Value by Level and in Total (Detail) (INR) In Millions	Mar. 31, 2011	Mar. 31, 2010
Quoted Prices In Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	121.2	46.8
Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by trust | Other securities
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	121.2	46.8
Government of India securities | Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	220.2	208.4
Fair Value Measurements Using Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	794.2	688.3
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	358.9	268.4
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by trust | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	215.1	211.5
Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	178.1	170.1
Significant unobservable inputs (Level 3) | Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	178.1	170.1